Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of components of income tax expense

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Current tax (benefit) expense	$4,126	4,759	$35
Deferred tax (benefit) expense for
Change in temporary differences	3,341	3,290	4,189
Tax loss and tax credit carried forward	(196)	247	(314)
Change in valuation allowance	4	9	(32)
Total deferred tax (benefit) expense	3,149	3,546	3,843
Total income tax (benefit) expense	$7,275	8,305	$3,878

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Cash flow hedge derivative instruments	$389	299	$347
Deferred tax (benefit) expense recognized in OCI	$389	299	$347

Schedule of reconciliation of the income before tax at the statutory rate

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Income before tax	$60,016	85,927	$63,068
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	5,425	7,513	7,119
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	—	—	(1,486)
Tax audit or amended tax return: change in uncertain tax position	558	(41)	(2,228)
Non-deductible interest expense	1,477	875	752
Non-deductible withholding tax	717	838	686
Non-deductible loss on derivatives	120	—	—
Tax exemptions	(13)	(36)	(42)
Non-deductible other financial items	194	116	81
Other non-deductible costs	45	63	59
Tax credits	(1,252)	(1,032)	(1,031)
Adjustment for valuation allowance	4	9	(32)
Tax expense (benefit) for year	$7,275	8,305	$3,878

Schedule of deferred income tax assets (liabilities)

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Deferred tax assets:
Accrued liabilities and other payables	$235	$196
Derivative instruments	565	954
Other equipment	9	9
Tax credits carried forward	1,818	1,626
Tax loss carryforward	57	53
Valuation allowance	(57)	(53)

Deferred tax liabilities:
Accrued interest income	(4,123)	(3,837)
Accrued liabilities and other payables	(385)	(154)
Financing lease	(10,451)	(7,594)
Deferred tax assets (liabilities), net	$(12,332)	$(8,800)

Schedule of changes in the unrecognized tax benefits

Changes in the unrecognized tax benefits is summarized below:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Unrecognized tax benefits as of January 1,	$(1,725)	(2,626)	$(398)
Increase related to prior year tax positions	—	—	(2,228)
Decrease related to prior year tax positions	—	434	—
Increase related to current year tax positions	(558)	(418)	—
Settlements	—	885	—
Unrecognized tax benefits as of December 31,	$(2,283)	(1,725)	$(2,626)